Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes Disclosure [Line Items]
Tax cuts and jobs act, income tax expense (benefit)	$ 1,000
Increased (decrease) in valuation allowance	(6,000)
Research and development credits	286,163	$ 258,201
Unrecognized tax benefits that would impact effective tax rate	4,100
Unrecognized tax benefits that would impact deferred tax assets adjustments	100,400
Accrued interest and penalties	1,100	900
Income Tax Jurisdiction, Domestic Federal
Income Taxes Disclosure [Line Items]
Increased (decrease) in valuation allowance	(10,100)	61,300	$ 166,000
Net operating loss carryforwards	1,600,000
Research and development credits	221,400
Income Tax Jurisdiction, Foreign
Income Taxes Disclosure [Line Items]
Increased (decrease) in valuation allowance		$ (51,900)	$ 3,500
State
Income Taxes Disclosure [Line Items]
Net operating loss carryforwards	1,400,000
Research and development credits	196,200
Brazil
Income Taxes Disclosure [Line Items]
Net operating loss carryforwards	7,700
Netherlands
Income Taxes Disclosure [Line Items]
Net operating loss carryforwards	58,400
UK
Income Taxes Disclosure [Line Items]
Net operating loss carryforwards	$ 14,000